Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Operating Leases

A summary of supplemental information related to operating leases as of December 31, 2023 and 2024 was as follows:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Operating lease right-of-use assets, net	21,656	16,205	2,220
Operating lease liabilities, current	1,750	1,843	252
Operating lease liabilities, non-current	5,980	4,137	567
Weighted average remaining lease terms	3.56 years	3.22 years
Weighted average discount rate	4.36%	4.64%

Cashflow information related to leases consists of the following:

	For the years ended December 31,
	2023	2024
	RMB	RMB	US$
Right-of-use assets obtained in exchange for new operating lease liabilities	4,698	-	-
Derecognition of right-of use-assets	-	-	-
Derecognition of lease liabilities	-	-	-

Schedule of Future Lease Payments Under Operating Leases

Future lease payments under operating leases as of December 31, 2024 were as follows:

As of December 31, 2024
RMB
FY2025	2,075
FY2026	1,860
FY2027	1,143
FY2028	714
FY2029	426
FY2030	293
Total future lease payment	6,511
less: imputed interest	(531)
Represent value of future lease payments(1)	5,980

(1)	Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB1,843 (US$252) and RMB4,137 (US$567) for the year ended December 31, 2024, respectively.